Cash and Cash Equivalents - Components (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash	$ 204.9
Cash Equivalents, at Carrying Value [Abstract]
Total cash equivalents	100.0
Cash and cash equivalents	304.9	$ 41.4
Corporate Debt Securities [Member]
Cash Equivalents, at Carrying Value [Abstract]
Total cash equivalents	17.6
Money Market Funds [Member]
Cash Equivalents, at Carrying Value [Abstract]
Total cash equivalents	$ 82.4